Federated Hermes International Small-Mid Company Fund
Portfolio of Investments
February 28, 2025 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.3%
		Australia—4.3%
310,000		DEXUS	$ 1,412,036
175,000		Orica Ltd.	1,794,282
210,000		QBE Insurance Group Ltd.	2,812,501
600,000		South32 Ltd.	1,320,373
450,000		Steadfast Group Ltd.	1,582,100
150,000		Technology One Ltd.	2,772,640
		TOTAL	11,693,932
		Austria—1.2%
22,000		BAWAG Group AG	2,237,597
30,000		Vienna Insurance Group	1,128,740
		TOTAL	3,366,337
		Brazil—0.5%
240,000		Totvs SA	1,425,085
		Canada—8.4%
150,000		Alamos Gold, Inc.	3,427,683
57,000		Cameco Corp.	2,509,694
30,000		CCL Industries, Inc., Class B	1,539,243
29,000		Dollarama, Inc.	3,023,377
45,000		Gildan Activewear, Inc.	2,430,793
20,000	[1]	The Descartes Systems Group, Inc.	2,229,273
91,000		The North West Company Fund	2,929,234
90,000		TMX Group, Inc.	3,198,134
260,000		Whitecap Resources, Inc.	1,766,580
		TOTAL	23,054,011
		Cayman Islands—0.6%
135,000		Patria Investments Ltd.	1,529,550
		China—1.2%
210,000		Full Truck Alliance Co. Ltd., ADR	2,465,400
22,000		Qifu Technology, ADR	881,760
		TOTAL	3,347,160
		Denmark—0.9%
41,000		Sydbank AS	2,525,937
		Finland—0.7%
175,000		Metso Corp.	1,952,765
		France—3.9%
54,500		Bureau Veritas SA	1,639,626
16,000		Eurazeo SE	1,271,872
19,500		Gaztransport Et Technigaz	2,993,867
12,300		Nexans SA	1,289,189
23,000		Renault SA	1,198,660
13,400	[1]	Soitec	815,912
7,000		Vusion Group	1,505,716
		TOTAL	10,714,842
		Germany—9.0%
45,000		CTS Eventim AG	4,927,910
400,000		Deutz AG	2,165,542

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
40,000		Fielmann Group AG	$ 1,712,831
25,000		Heidelberg Materials AG	3,780,138
6,500		MTU Aero Engines AG	2,252,276
2,000		Rational AG	1,808,362
63,855	[1]	RENK Group AG	1,979,623
5,081		Rheinmetall AG	5,412,144
28,000		Stabilus SE	846,670
		TOTAL	24,885,496
		Greece—0.8%
470,000		Piraeus Financial Holdings SA	2,215,579
		Hong Kong—0.5%
175,000		ASM Pacific Technology Ltd.	1,366,119
		India—1.2%
125,000		Axis Bank Ltd.	1,455,836
375,000		Varun Beverages Ltd.	1,864,527
		TOTAL	3,320,363
		Ireland—2.2%
270,000		Bank of Ireland Group PLC	3,204,785
3,840	[1]	ICON PLC	729,677
39,500		Smurfit WestRock PLC	2,050,053
		TOTAL	5,984,515
		Israel—0.6%
11,500	[1]	NICE Ltd., ADR	1,600,570
		Italy—5.3%
25,000		Brunello Cucinelli SpA	3,240,334
150,000	[2]	Davide Campari-Milano NV	890,411
110,000		FinecoBank Banca Fineco SPA	2,062,925
80,000		Finmeccanica SpA	3,326,466
180,000		Iveco Group NV	2,848,422
35,000		Prysmian SpA	2,094,788
		TOTAL	14,463,346
		Japan—19.1%
185,000		Aisin Corp.	2,191,279
135,000		Asahi Group Holdings Ltd.	1,672,848
70,000		Asics Corp.	1,555,388
180,000		Azbil Corp.	1,381,076
45,000		BayCurrent Consulting, Inc.	1,913,498
78,000		Daiei Kankyo Co., Ltd.	1,398,450
100,000		Daifuku Co. Ltd.	2,641,055
8,500		Disco Corp.	2,155,150
61,000		Harmonic Drive Systems, Inc.	1,889,324
23,500		Horiba Ltd.	1,541,841
58,000		IHI Corp.	3,394,002
2,220		Japan Hotel REIT Investment Corp.	1,027,946
39,000		Kawasaki Heavy Industries Ltd.	1,950,503
125,000		Kikkoman Corp.	1,208,741
45,000		Kurita Water Industries Ltd.	1,455,241
60,000		Kusuri No Aoki Holdings Co., Ltd.	1,246,402
12,000		NEC Corporation	1,167,184
80,000		Nippon Sanso Holdings Corp.	2,449,200
130,000		Nissha Co., Ltd.	1,229,502

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
16,500		Nitori Holdings Co., Ltd.	$ 1,707,324
250,000		Nsk Ltd.	1,053,666
80,000		Pan Pacific International Holdings Corp.	2,130,114
430,000		Resona Holdings, Inc.	3,354,327
132,000		Rohm Co., Ltd.	1,323,923
70,000		Seiko Corp.	2,159,932
38,000		Shimadzu Corp.	1,006,208
80,000		Shoei Co., Ltd.	977,142
105,000		Simplex Holdings, Inc.	1,873,066
120,000		Sompo Holdings, Inc.	3,580,436
		TOTAL	52,634,768
		Luxembourg—2.0%
32,000	[1]	Birkenstock Holding PLC	1,583,360
100,000		Lottomatica Group S.p.A.	1,718,486
366,667	[1]	Zabka Group SA	2,073,633
		TOTAL	5,375,479
		Macau—0.9%
1,855,600		MGM China Holdings Ltd.	2,575,935
		Mexico—1.3%
115,000		Gruma SA, Class B	1,982,707
543,220		Prologis Property Mexico SA de CV	1,717,351
		TOTAL	3,700,058
		Netherlands—3.2%
26,000		Akzo Nobel NV	1,614,973
5,000	[1]	Argenx SE, ADR	3,123,350
2,500		ASM International NV	1,328,474
22,000		Euronext NV	2,780,284
		TOTAL	8,847,081
		New Zealand—0.5%
13,000	[1]	Xero Ltd.	1,394,913
		Norway—1.4%
250,000		Norsk Hydro ASA	1,477,127
157,000		Subsea 7 SA	2,417,512
		TOTAL	3,894,639
		Poland—1.2%
40,000	[1]	Diagnostyka Spolka Akcyjna	1,241,981
150,000		Powszechny Zaklad Ubezpieczen SA	2,005,100
		TOTAL	3,247,081
		Portugal—1.2%
5,950,000		Banco Comercial Portugues SA	3,316,832
		Singapore—1.2%
400,000	[1]	Grab Holdings Ltd.	1,940,000
1,400,000		Mapletree Logistics Trust	1,278,257
		TOTAL	3,218,257
		South Africa—1.7%
100,000		Anglo American PLC	2,953,378
100,000		Clicks Group, Ltd.	1,846,801
		TOTAL	4,800,179
		South Korea—0.7%
45,000		Hana Financial Holdings	1,840,262

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Spain—3.2%
600,000		Banco de Sabadell SA	$ 1,667,973
35,000		Cellnex Telecom, S.A.	1,257,127
105,000		Logista Integral SA	3,019,435
150,000		Merlin Properties SOCIMI SA	1,627,901
12,600		Vidrala SA	1,302,705
		TOTAL	8,875,141
		Sweden—2.7%
55,000		Boliden AB	1,942,995
17,300		Evolution AB	1,329,451
50,000		Hemnet Group AB	1,885,633
80,000	[1]	Swedish Orphan Biovitrum AB	2,350,040
		TOTAL	7,508,119
		Switzerland—2.1%
44,700		Adecco Group AG	1,207,965
37,522	[1]	Moonlake Immunotherapeutics	1,566,919
32,000	[1]	On Holding AG	1,551,360
6,900		Tecan AG	1,509,580
		TOTAL	5,835,824
		Thailand—0.4%
800,000		Central Pattana PCL - NVDR	1,153,887
		Turkey—0.4%
330,000		Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	988,946
		United Kingdom—13.8%
35,000		Ashtead Group PLC	2,125,244
59,000	[1,2,3]	AstraZeneca PLC - Rights	32,450
400,000		B&M European Value Retail SA	1,407,292
300,000		Babcock International Group PLC	2,533,463
360,000		Baltic Classifieds Group PLC	1,559,789
280,800		Barratt Redrow PLC	1,521,176
35,000		Cranswick PLC	2,159,570
54,000		Diploma PLC	3,070,672
95,238	[1]	Ferrari NV	790,365
105,000		IMI PLC	2,661,405
60,000		Intermediate Capital Group PLC	1,741,659
400,000		Melrose Industries PLC	3,241,120
18,000		Next PLC	2,276,903
180,000		Rightmove PLC	1,512,564
557,885		Rotork PLC	2,300,239
12,000		Spirax Group plc	1,103,403
70,000		TechnipFMC PLC	2,060,800
160,000		Travis Perkins PLC	1,315,447
180,000		Unite Group PLC	1,892,873
87,000		Weir Group PLC/The	2,682,001
		TOTAL	37,988,435
		TOTAL COMMON STOCKS (IDENTIFIED COST $213,966,514)	270,641,443

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—1.7%
4,603,281	Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[4] (IDENTIFIED COST $4,603,281)	$ 4,603,281
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $218,569,795)	275,244,724
	OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	123,063
	NET ASSETS—100%	$275,367,787
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 11/30/2024	$7,734,864
Purchases at Cost	$18,870,068
Proceeds from Sales	$(22,001,651)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 2/28/2025	$4,603,281
Shares Held as of 2/28/2025	4,603,281
Dividend Income	$86,499

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Fair Value of Securities Loaned	Collateral Received
$162,160	$192,164

3
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at February 28, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$49,244,246	$221,364,747	$32,450	$270,641,443
Investment Company	4,603,281	—	—	4,603,281
TOTAL SECURITIES	$53,847,527	$221,364,747	$32,450	$275,244,724

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
REIT	—Real Estate Investment Trust